Taxes on Income (Details) - Schedule of reconciliation of theoretical tax benefit and actual tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of theoretical tax benefit and actual tax expense [Abstract]
Loss before income taxes, as reported in the statements of operations	$ (3,772)	$ (6,663)	$ (2,352)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (868)	$ (1,532)	$ (541)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(50)	12	(55)
Non-deductible expenses and other permanent differences	393	473	446
Differences in taxes arising from foreign currency exchange, net	257	42	208
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	310	910	(20)
Withholding taxes that were deducted by the Company's customers			10
Other	178	264	15
Income taxes	$ 220	$ 169	$ 63